Supplementary Financial Statement Information (Details) - Schedule of trade accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable:
Accounts payable	$ 46	$ 43
Payroll and related expenses	277	227
Accrued expenses	151	116
Other	82	103
Total	510	446
In Sweden [Member]
Accounts payable:
Accounts payable	33	32
Overseas [Member]
Accounts payable:
Accounts payable	$ 13	$ 11